Debt (Rig financing and loan agreements) (Details) - USD ($)		12 Months Ended
	Apr. 14, 2015	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Due to related parties		$ 160,300,000	$ 306,000,000
Debt outstanding		$ 3,487,100,000	3,592,300,000
Seadrill Limited | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)		3.25%
T-15 | Seadrill Limited
Debt Instrument [Line Items]
Due to related parties		$ 100,500,000
T-16 | Seadrill Limited
Debt Instrument [Line Items]
Due to related parties		93,100,000
Secured Debt | $440 Rig Financing Agreement
Debt Instrument [Line Items]
Debt face amount		440,000,000
Line of Credit
Debt Instrument [Line Items]
Due to related parties		160,300,000	196,500,000
Line of Credit | $440 Rig Financing Agreement
Debt Instrument [Line Items]
Due to related parties		119,100,000	139,000,000
Debt outstanding		190,300,000	224,300,000
Line of Credit | $440 Rig Financing Agreement | T-15 and T-16 Tender Rigs | Seadrill
Debt Instrument [Line Items]
Assets pledged as collateral		240,900,000
Line of Credit | Credit facility $1,200
Debt Instrument [Line Items]
Assets pledged as collateral		171,200,000
Balloon payment to be paid	$ 20,600,000	69,900,000
Line of Credit | Credit facility $1,200 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)	2.30%
Line of Credit | West Vencedor Loan Agreement
Debt Instrument [Line Items]
Due to related parties		$ 41,200,000	$ 57,500,000